Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues
Sales of goods	$ 0	$ 0	$ 0	$ 5
Total revenues	0	0	0	5
Operating expenses
Research and development	810	2,068	5,144	3,493
General and administrative	963	1,912	1,703	2,915
Marketing	0	0	0	0
Cost of sales	0	0	0	4
Total expenses	1,773	3,980	6,847	6,408
Loss from operations	(1,773)	(3,980)	(6,847)	(6,408)
Other Income/Expense
Other income	3,117		3,117
Operating lease and financial obligations	(3)	(4)	(10)	(10)
Interest income (cost)	(1)	(6)	(6)	(11)
Loss before income tax	1,340	(3,990)	(3,746)	(6,429)
Income tax provision (recovery)	0	0	0	0
Net loss	$ 1,340	$ (3,990)	$ (3,746)	$ (6,429)
Net income(loss) per share Basic	$ 0.01	$ (0.05)	$ (0.04)	$ (0.08)
Weighted average number of common shares outstanding	90,420	81,490	88,235	79,739
Net income(loss) per share Diluted	$ 0.01	$ (0.05)	$ (0.04)	$ (0.08)
Weighted average number of diluted shares outstanding	105,439	81,490	88,235	79,739